Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Line Items]
Effective tax rate	(67.50%)	41.30%		106.60%	42.40%
Venezuelan Bolivar Fuerte [Member]
Income Tax Disclosure [Line Items]
Exchange rate adjustment pre-tax re-measurement charge	$ (150)		$ (64)	$ (150)